Redeemable non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Redeemable non-controlling interest
Reconciliation of changes in redeemable
non-controlling
interests

	As of December 31, 2021	As of December 31, 2020
Balance, beginning of year	$2,621	$—
Initial fair value of redeemable non-controlling interest of acquired businesses	—	2,655
Comprehensive loss adjustments:
Net loss attributable to redeemable non-controlling interest	(1,237)	(282)
Other comprehensive loss attributable to redeemable non-controlling interest	(143)	170
Additional paid-in-capital adjustments:
Adjustment to redemption value	1,355	78

Balance, end of year	$2,596	$2,621